Others - Financial instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial assets	$ 200,811,000	$ 87,162,000
Financial liabilities	9,396,000	8,807,000
Total lease liabilities	338,000	638,000
Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	3,207	259,230
Financial liabilities designated as at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities		259,230,000
Other payables (including related parties) | Financial liabilities at amortised cost
Financial instruments
Financial liabilities	9,371,000	8,779,000
Guarantee deposits received | Financial liabilities at amortised cost
Financial instruments
Financial liabilities	25,000	28,000
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	3,207
Cash and cash equivalents | Financial assets at amortised cost
Financial instruments
Financial assets	162,616,000	80,453,000
Current financial assets at amortized cost | Financial assets at amortised cost
Financial instruments
Financial assets	30,000,000
Accounts receivable | Financial assets at amortised cost
Financial instruments
Financial assets	7,756,000	6,568,000
Other receivables (including related parties) | Financial assets at amortised cost
Financial instruments
Financial assets	314,000	6,000
Guarantee deposits paid | Financial assets at amortised cost
Financial instruments
Financial assets	$ 125,000	$ 135,000